Property and Equipment, Net (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 98	$ 1,074
Incremental depreciation expenses		$ 805
Impact on net loss per Class B common stock (in Dollars per share)		$ (400)